Stock Based Compensation (Details)	9 Months Ended
Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years
Expected volatility	40.11%
Risk-free interest rate	0.71%
Forfeiture rate	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Expected volatility	59.18%
Risk-free interest rate	2.30%
Forfeiture rate	5.00%